TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 34,717	$ 21,781
Lease receivables, current	228	186
Other receivables, current	8,240	7,251
Amounts due from joint ventures and associates, current	1,048	726
Prepayments and deferred charges, current	8,975	3,681
Total, current	53,208	33,625
Lease receivables, non-current	1,285	1,380
Other receivables, non-current	3,761	4,109
Amounts due from joint ventures and associates, non-current	499	829
Prepayments and deferred charges, non-current	1,520	1,323
Total, non-current	7,065	7,641
Current income tax receivable	550	412
Non-current income tax receivable	$ 366	$ 882